SHAREHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
Common Share Dividend Distribution
During the year ended September 30, 2016, 2015 and 2014, the Trust did not declare or pay any dividends.
Stock Based Compensation

The Trust's Amended and Restated 2016 Incentive Plan (the "Plan") permits the Trust to grant stock options, restricted stock, restricted stock units, performance shares awards and any one or more of the foregoing, up to a maximum of 600,000 shares. The Plan also allows for the grant of cash settled dividend equivalent rights in tandem with the grant of restricted stock units and certain performance based awards.
Pursuant to the Plan, during the year ended September 30, 2016, the Trust issued restricted stock units (the "Units") to acquire up to 450,000 common shares (the "Pay for Performance Program"). Subject to satisfying a continued service requirement, except in the case of death, disability, retirement or change in control, through the five years ending  March 31, 2021 (the “Performance Period”),  the Units entitle the recipients to acquire in the aggregate, (i) 200,000 shares (the “TSR Award”) based on achieving, during the Performance Period, certain levels  in  compounded annual growth rate (“CAGR”) in total shareholder return (“TSR”), and (ii) 200,000 shares based on achieving, during the Performance Period, certain levels in CAGR in adjusted funds from operations, as determined pursuant to the performance agreement (the "AFFO Award"). In addition, subject to  satisfying the continued service requirement, up to 50,000 shares may be added to or subtracted from the TSR Award, based on attaining or failing to attain, during the Performance Period, of CAGR in TSR relative to the CAGR in TSR for the constituent REITs that
NOTE 9—SHAREHOLDERS' EQUITY (continued)
comprise, with specified exceptions, the FTSE NAREIT Equity Apartment  Index. Recipients of the Units are entitled to receive cash dividends with respect to the common shares underlying the Units as if the underlying shares were outstanding during the Performance Period, if, when, and to the extent, the related Units vest and were determined not to be participating securities. Accordingly, for accounting purposes, the shares underlying the Units are excluded in the outstanding shares reflected on the consolidated balance sheet and from the calculation of basic earnings per share. The shares are contingently issuable shares but have not been included in the diluted earnings per share as the performance and market criteria have not been met.
For the TSR Awards, a third party appraiser prepared a Monte Carlo simulation pricing model to assist management in determining the fair value. For the AFFO Awards, the fair value is based on the market value on the date of grant. Expense is not recognized on the Units which the Trust does not expect to vest as a result of service conditions or the Trust’s performance expectations. The total amount recorded as deferred compensation with respect to the Units is $2,117,000 and is being charged to general and administrative expense over the approximate five year vesting period. The deferred compensation expense to be recognized is net of certain forfeiture and performance assumptions. The Trust recorded $146,000 of compensation expense related to the amortization of unearned compensation with respect to the Units in the twelve months ended September 30, 2016.
In January 2016, the Trust granted 141,050 shares of restricted stock pursuant to the 2012 Incentive Plan (the "2012 Plan"). No additional awards may be granted under the Prior Plans. All restricted shares vest five years from the date of grant and under specified circumstances, including a change in control, may vest earlier. For accounting purposes, the restricted shares are not included in the outstanding shares shown on the consolidated balance sheets until they vest, but are included in the earnings per share computation. During the years ended September 30, 2016, 2015 and 2014, the Trust recorded $859,000 and $906,000, and $805,000 respectively, of compensation expense related to the amortization of unearned compensation with respect to the restricted share awards. At September 30, 2016 and September 30, 2015, $2,089,000 and $2,184,000 has been deferred as unearned compensation and will be charged to expense over the remaining vesting periods of these restricted share awards. The weighted average vesting period of these restricted shares is 2.3 years.

NOTE 9—SHAREHOLDERS' EQUITY (continued)
Changes in number of restricted shares outstanding under the Trust's equity incentive plans are shown below:

	Years Ended September 30,
	2016	2015	2014
Outstanding at beginning of the year	672,875	648,225	627,425
Issued	141,050	142,950	140,600
Cancelled	(16,850)	—	(300)
Vested	(130,300)	(118,300)	(119,500)
Outstanding at the end of the year	666,775	672,875	648,225

The following table reflects the compensation expense recorded for all incentive plans (dollars in thousands):

	Years Ended September 30,
	2016	2015	2014
Restricted stock grants	$859	$906	$805
Restricted stock units	146	—	—
Total compensation	$1,005	$906	$805

Earnings (Loss) Per Share
The following table sets forth the computation of basic and diluted earnings (loss) per share (dollars in thousands):

	2016	2015	2014
Numerator for basic and diluted earnings per share attributable to common shareholders:
Net income (loss) attributable to common shareholders	$31,289	$(2,388)	$(9,454)
Denominator:
Denominator for basic earnings per share—weighted average shares	14,017,279	14,133,352	14,265,589
Denominator for diluted earnings per share—adjusted weighted average shares and assumed conversions	14,017,279	14,133,352	14,265,589
Basic earnings (loss) per share	$2.23	$(0.17)	$(0.66)
Diluted earnings (loss) per share	$2.23	$(0.17)	$(0.66)

Share Buyback
In February 2016, pursuant to a share purchase program then in effect, the Trust purchased 252,000 shares of beneficial interest at the market price of $6.29 for a purchase price, including commission, of $1,584,000.
On March 11, 2016, the Board of Trustees, approved a new share repurchase program authorizing the Trust to repurchase up to $5,000,000 of shares of beneficial interest through September 30, 2017. Pursuant to this authorization the Trust, from such date through September 30, 2016, repurchased 74,421 shares of beneficial interest at an average market price of $7.13, for a purchase price, including commissions, of $530,000.